UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-549-8400

Date of fiscal year end: November 30, 2010

Date of reporting period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.4%
U.S. Government Agency Collateralized Mortgage Obligations - 3.5%
Federal Home Loan Mortgage Corporation
Series 3617, Class C	4.50%	12/15/39	$3,340	$3,354,218
Federal National Mortgage Association
Series 2010-6, Class C	4.50	02/25/40	1,873	1,890,025
Series 1997-79, Class PL	6.85	12/18/27	534	606,469
Series 1998-W6, Class B3 [1,5]	7.09	10/25/28	684	475,199

Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $6,318,272)				6,325,911

U.S. Government Agency Pass-Through Certificates - 15.9%
Federal Home Loan Mortgage Corporation
Pool C53494	7.50	06/01/31	48	54,943
Pool C56878	8.00	08/01/31	115	132,530
Pool C58516	8.00	09/01/31	43	49,981
Pool C59641 [8]	8.00	10/01/31	345	397,530
Pool C55166	8.50	07/01/31	111	129,519
Pool C55167	8.50	07/01/31	73	85,360
Pool C55168	8.50	07/01/31	78	91,068
Pool C55169	8.50	07/01/31	67	77,917
Pool G01466 [8]	9.50	12/01/22	906	1,019,638
Pool 555538 [8]	10.00	03/01/21	513	565,409
Federal National Mortgage Association	5.00	TBA	7,200	7,645,500
Pool 555933 [8]	7.00	06/01/32	4,481	5,069,345
Pool 645912 [8]	7.00	06/01/32	901	1,020,184
Pool 645913 [8]	7.00	06/01/32	1,142	1,293,334
Pool 784369	7.50	07/01/13	192	202,228
Pool 789284	7.50	05/01/17	222	229,587
Pool 827853	7.50	10/01/29	274	312,352
Pool 545990 [8]	7.50	04/01/31	1,734	1,970,595
Pool 255053 [8]	7.50	12/01/33	290	327,181
Pool 735576 [8]	7.50	11/01/34	1,726	1,966,109
Pool 885034	7.50	05/01/36	211	232,797
Pool 896391 [8]	7.50	06/01/36	931	1,026,240
Pool 398800	8.00	06/01/12	169	174,309
Pool 735800 [8]	8.00	01/01/35	967	1,119,201
Pool 852865 [8]	9.00	07/01/20	1,325	1,522,802
Pool 545436 [8]	9.00	10/01/31	431	504,557
Pool 458132 [8]	9.36	03/15/31	1,461	1,694,444

Total U.S. Government Agency Pass-Through Certificates
(Cost - $27,436,037)				28,914,660

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $33,754,309)				35,240,571

ASSET-BACKED SECURITIES - 22.7%
Housing Related Asset-Backed Securities - 20.8%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1	7.65	05/15/21	6,839	5,894,056
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1 [1],[3,5]	5.75/6.25	06/25/35	1,986	23,741
Series 2005-AQ1, Class B2 [1],[3,5]	5.75/6.25	06/25/35	27	0
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2],[4],[12]	0.43	03/25/36	781	600,204
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 [2],[4],[12]	0.38	10/25/36	1,264	1,061,338
Series 2006-NC4, Class A4 [2],[4],[12]	0.50	10/25/36	787	291,190

See Notes to Portfolio of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 [2,4,12]	0.34%	06/25/37	$14	$13,947
Series 2007-4, Class A2 [12]	5.53	09/25/37	2,292	2,008,750
Series 2006-15, Class A6 [12]	5.83	10/25/46	1,111	779,149
Credit-Based Asset Servicing and Securitization LLC
Class 2005-CB8, Class AF2 [3,12]	5.30/5.80	12/25/35	424	413,147
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 [2,4,12]	0.42	11/25/36	2,215	770,997
Fremont Home Loan Trust
Series 2006-B, Class 2A2 [2,4,12]	0.36	08/25/36	124	68,404
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	3,113	3,344,275
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	2,023	2,117,520
Series 1997-7, Class A7	6.96	07/15/29	1,633	1,770,070
Series 1997-6, Class A9	7.55	01/15/29	1,526	1,617,037
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV1 [2,4,12]	0.39	04/25/37	2,147	1,610,332
IXIS Real Estate Capital Trust
Series 2006 HE1, Class A3 [2,4,12]	0.46	03/25/36	285	230,698
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2 [2,4,12]	0.54	08/25/45	462	450,191
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A [2,4,12]	0.37	05/25/37	12	11,994
Mid-State Trust
Series 10, Class B	7.54	02/15/36	1,280	1,240,526
Series 2004-1, Class M2	8.11	08/15/37	1,939	1,925,111
Series 4, Class A	8.33	04/01/30	201	204,097
Morgan Stanley ABS Capital Inc.
Series 2007-HE2, Class A2A 2,4,12	0.30	01/25/37	165	162,485
Series 2006-WMC2, Class A2C 2,[4],[12]	0.41	07/25/36	3,781	1,473,850
Series 2006-HE1, Class A3 [2],[4],[12]	0.44	01/25/36	1,169	1,032,272
Newcastle Investment Trust
Series 2010-MH1, Class A [1,5]	4.50	07/10/35	2,943	3,049,839
Option One Mortgage Loan Trust
Series 2005-4, Class A3 2,[4],12	0.52	11/25/35	706	645,597
Residential Asset Mortgage Products Inc.
Series 2007-RS2, Class A1 [2,4],12	0.38	05/25/37	61	58,699
Residential Asset Securities Corp.
Series 2006-KS7, Class A2 [2,4],12	0.36	09/25/36	91	89,492
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [2,4],12	0.42	10/25/36	2,624	1,485,992
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B [2,4],12	0.35	06/25/37	885	839,758
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 [2,4],12	0.31	10/25/36	233	230,884
Series 2005-6, Class B5 [2,6]	5.29	05/25/35	51	5
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	2,027,286
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 2A1 [2,4],12	0.32	10/25/36	451	336,593

Total Housing Related Asset-Backed Securities
(Cost - $42,467,455)				37,879,526

Non-Housing Related Asset-Backed Securities - 0.1%
Airplane Pass Through Trust
Series 1R, Class A8 [2,4]	1.15	03/15/19	253	248,294
Securitized Multiple Asset Rated Trust
Series 1997-2, Class A [6],11	0.00	10/01/12	2,263	1

Total Non-Housing Related Asset-Backed Securities
(Cost - $261,839)				248,295

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Franchise Securities - 0.1%
Franchisee Loan Receivable Trust
Series 1995-B, Class A [1],[2],[5,6]
(Cost $677,199 )	10.25%	10/01/15	$677	$162,189

Collateralized Debt Obligations - 1.7%
Anthracite CDO I Limited
Series 2002-CIBA, Class CFL [1],2,[5]
(Cost $5,000,000 )	1.51	05/24/37	5,000	3,000,000

TOTAL ASSET-BACKED SECURITIES
(Cost - $48,406,493)				41,290,010

COMMERCIAL MORTGAGE-BACKED SECURITIES - 61.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
Series 2005-1, Class A3 [1,5]	5.28	08/10/35	2,090	2,291,405
Banc of America Commercial Mortgage Inc.
Series 2005-6, Class AJ 2	5.35	09/10/47	2,450	2,245,227
Series 2006-6, Class A4 [8]	5.36	10/10/45	2,290	2,372,113
Series 2006-2, Class J 1,[5]	5.48	05/10/45	332	18,838
Series 2007-2, Class A4[2],[8]	5.87	04/10/49	3,680	3,777,152
Series 2007-2, Class K 1,[2],[5],6	5.88	04/10/49	5,000	125,000
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H 1,[2],[5]	5.62	03/11/39	1,700	311,603
Sereis 2007-PW17, Class AM 8	5.92	06/11/50	3,980	3,560,512
Series 2007-T28, Class F 1,2,5	6.17	09/11/42	250	55,266
Series 1999-C1, Class D	6.53	02/14/31	5,000	4,856,155
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class AM [2,8]	5.89	12/10/49	4,810	4,449,250
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4 [8]	5.32	12/11/49	4,350	4,431,793
Series 2006-CD2, Class J 1,[2,5]	5.65	01/15/46	1,000	28,275
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 [1,5]	6.75	06/20/31	1,250	1,385,662
Credit Suisse First Boston Mortgage Securites Corp.
Series 2004-C5, Class J [1,5]	4.65	11/15/37	1,000	244,315
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L 1,5	5.15	09/15/39	684	8,550
Series 2006-C4, Class M 1,5	5.15	09/15/39	754	5,655
Series 2006-C5, Class AM 8	5.34	12/15/39	5,310	4,531,671
Series 2007-C2, Class A3 [8]	5.54	01/15/49	4,454	4,428,479
Series 2006-C1, Class A4 [2]	5.61	02/15/39	1,495	1,628,137
Series 2006-C1, Class K [1,2],[5],[6]	5.73	02/15/39	4,715	294,687
Series 2006-C3, Class A3 [2]	6.02	06/15/38	4,080	4,438,795
Series 2006-C4, Class K [1,2],[5]	6.29	09/15/39	4,950	74,250
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 [8]	5.44	03/10/39	4,000	4,186,800
Series 2007-GG11, Class A4 [8]	5.74	12/10/49	4,170	4,299,687
Series 2006-GG7, Class AM [2,8]	6.08	07/10/38	4,500	4,185,000
GS Mortgage Securities Trust
Series 2007-GG10, Class A4 [2,8]	6.00	08/10/45	6,788	7,015,656
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class A3	5.34	05/15/47	665	692,423
Series 2006-CB14, Class H 1,2,[5]	5.72	12/12/44	2,300	10,350
Series 2007-CB18, Class G 1,2,5,[6]	5.91	06/12/47	1,200	60,000
Series 2007-LD11, Class J 1,2,[5,6]	6.01	06/15/49	511	12,775
Series 2007-LD11, Class K 1,[2,5]	6.01	06/15/49	939	8,451
Series 2007-CB20, Class AM [2]	6.10	02/12/51	3,370	3,040,289
Series 2010-C1, Class D 1,[2,5]	6.53	06/15/43	3,100	2,998,512
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM [8]	5.38	11/15/38	2,060	1,849,985
Series 2007-C1, Class A4 [8]	5.42	02/15/40	4,350	4,565,569

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2002-C2, Class L 1,[5,6]	5.68%	07/15/35	$5,300	$2,756,000
Series 2007-C7, Class A3 [8]	5.87	09/15/45	3,110	3,258,562
LNR CDO V Limited
Series 2007-1A, Class F 1,[2,5]	1.71	12/26/49	3,750	0
Morgan Stanley Capital I
Series 2007-IQ13, Class A4 [8]	5.36	03/15/44	2,610	2,675,020
Series 2007-IQ13, Class AM [8]	5.41	03/15/44	3,270	2,779,500
Series 2006-T21, Class H 1,[2,5]	5.48	10/12/52	1,500	248,748
Series 2006-IQ11, Class J [1,5]	5.53	10/15/42	256	6,272
Series 2007-HQ13, Class A3 [8]	5.57	12/15/44	4,528	4,359,807
Series 2007-IQ14, Class A4 [8]	5.69	04/15/49	4,950	4,985,590
Series 2006-HQ9, Class A4	5.73	07/12/44	2,170	2,389,480
Seies 2007-T27, Class A4 [2]	5.80	06/11/42	440	483,980
Series 2007-T27, Class G [1],2,[5,6]	5.80	06/11/42	501	55,110
Series 2008-T29, Class A4 [2]	6.46	01/11/43	2,000	2,258,542
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F 1,[2,5]	6.13	11/13/36	2,148	1,868,760
Series 2003-TOP9, Class G 1,[2,5]	6.40	11/13/36	3,412	2,797,840
Vornado DP LLC
Series 2010-VNO, Class D [1,5]	6.36	09/13/28	680	704,502
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class H 1,[2,5]	5.68	10/15/41	4,000	1,408,188

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $135,917,098)				111,524,188

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 12.8%
Subordinated Collateralized Mortgage Obligations - 12.8%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	792	809,108
Banc of America Funding Corp.
Series 2003-3, Class B4	5.47	10/25/33	702	332,907
Series 2003-3, Class B5	5.47	10/25/33	702	262,536
Series 2003-3, Class B6	5.47	10/25/33	704	87,010
Series 2006-3, Class 5A5	5.50	03/25/36	1,509	1,404,768
Banc of America Mortgage Securities, Inc.
Series 2005-4, Class B4	5.50	05/25/35	503	59,218
Series 2005-4, Class B5	5.50	05/25/35	378	19,916
Series 2005-4, Class B6	5.50	05/25/35	81	8
Series 2005-5, Class 30B4	5.50	06/25/35	745	9,011
Series 2005-5, Class 30B5	5.50	06/25/35	232	23
Series 2007-4, Class B3 [2]	6.19	12/28/37	482	15,562
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	417	444,688
Countrywide Alternative Loan Trust
Series 2005-28CB, Class 3A5	6.00	08/25/35	996	790,251
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J13, Class B3 [2,6]	5.23	01/25/34	328	48,682
Series 2003-J13, Class B4 [2,6]	5.23	01/25/34	491	35,441
Series 2003-J13, Class B5 [2,6]	5.23	01/25/34	196	2,390
Series 2003-57, Class B3	5.50	01/25/34	408	176,981
Series 2005-28, Class A1	5.50	12/25/35	516	496,629
Series 2007-5, Class A29	5.50	05/25/37	2,266	1,910,736
Series 2006-9, Class A1	6.00	05/25/36	2,627	2,317,731
Series 2008-2R, Class A1	6.00	12/25/36	500	465,874
Series 2007-17, Class B1 [2]	6.12	10/25/37	581	814
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B5 [1,5]	5.45	07/25/35	390	5,846
Series 2005-4, Class B6 [1,5]	5.45	07/25/35	186	930
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 [2]	0.76	06/25/30	147	73,297

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25%	07/25/35	$1,497	$1,422,797
Harborview Mortgage Loan Trust
Series 2005-9, Class B11 [1],2,[4,5]	2.02	06/20/35	747	36,852
JP Morgan Mortgage Trust
Series 2003-A2, Class B4 [2]	4.20	11/25/33	367	121,871
Series 2006-S4, Class A6	6.00	01/25/37	49	47,714
RESI Finance LP
Series 2004-B, Class B5 1,[2,5]	1.84	02/10/36	2,652	1,458,678
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1	5.25	02/25/34	498	118,423
Series 2004-S1, Class B3	5.25	02/25/34	183	10,135
Series 2003-S7, Class B2	5.50	05/25/33	477	106,466
Series 2003-S7, Class B3 [9]	5.50	05/25/33	680	81,647
Series 2003-S2, Class B1 [1,5]	5.75	02/25/33	219	77,444
Resix Finance Limited Credit-Linked Notes
Series 2005-C, Class B7 1,[2,5]	3.39	09/10/37	3,690	278,219
Series 2004-C, Class B7 1,[2,5]	3.79	09/10/36	1,203	372,304
Series 2003-D, Class B7 1,[2,5]	6.04	12/10/35	1,341	576,630
Series 2003-CB1, Class B8 1,[2,5]	7.04	06/10/35	1,026	526,366
Series 2004-A, Class B10 1,[2,5]	11.79	02/10/36	645	205,812
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class B9 [2,4]	1.46	01/25/45	301	1,048
Series 2007-HY3, Class 1A1 [2]	5.44	03/25/37	399	295,205
Series 2003-S1, Class B4 [1,5]	5.50	04/25/33	227	108,871
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR5, Class 1A1 [2]	5.09	04/25/35	1,935	1,886,185
Series 2005-AR16, Class 7A1 [2]	5.22	10/25/35	1,431	1,399,250
Series 2004-6, Class B4	5.50	06/25/34	1,494	253,907
Series 2004-6, Class B5	5.50	06/25/34	896	44,815
Series 2004-6, Class B6	5.50	06/25/34	317	7,930
Series 2002-10, Class B6 [6]	6.00	06/25/32	276	150,666
Series 2006-8, Class A11	6.00	07/25/36	1,268	1,215,674
Series 2006-8, Class A15	6.00	07/25/36	1,007	911,335
Series 2006-10, Class A19	6.00	08/25/36	484	471,052
Series 2006-11, Class A19	6.00	09/25/36	967	913,220
Series 2005-18, Class 2A10 [2]	21.77	01/25/36	390	475,750

Total Subordinated Collateralized Mortgage Obligations
(Cost - $38,726,311)				23,346,623

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $38,726,311)				23,346,623

INTEREST ONLY SECURITIES - 3.7%
Commercial Mortgage Pass Through Certificates
Class 2001-J2A, Class EIO 1,[2,5],10	3.87	07/16/34	10,000	2,089,640
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 1,[2,5],10	1.94	05/10/36	70,198	2,532,955
GS Mortgage Securities Corp. II
Series 2001-ROCK, Class X1 1,[2,5],10	0.36	05/03/18	236,325	212,692
Vendee Mortgage Trust
Series 1997-2, Class IO [2],10	0.04	06/15/27	21,435	29,324
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 1,[2,5],10	1.75	11/15/34	70,480	1,875,532

Total INTEREST ONLY SECURITIES
(Cost - $6,478,066)				6,740,143

HIGH YIELD CORPORATE BONDS - 16.9%
Basic Industry - 2.4%
AK Steel Corp.	7.63	05/15/20	300	302,250
Appleton Papers Inc. [1,5]	10.50	06/15/15	300	278,250
Buckeye Technologies Inc.	8.50	10/01/13	280	284,200

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Cascades Inc.	7.88%	01/15/20	$350	$359,625
Coleman Cable Inc.	9.00	02/15/18	300	306,375
Domtar Corp. [8]	10.75	06/01/17	400	493,000
Georgia-Pacific LLC [8]	7.25	06/01/28	300	303,000
Huntsman International LLC	5.50	06/30/16	300	282,375
PE Paper Escrow GmbH [1,5]	12.00	08/01/14	300	338,625
Solutia Inc.	8.75	11/01/17	300	321,000
Steel Dynamics Inc. [1,5]	7.63	03/15/20	300	307,500
United States Steel Corp. [8]	7.00	02/01/18	350	351,750
Westlake Chemical Corp. [8]	6.63	01/15/16	400	401,500

Total Basic Industry
(Cost - $4,129,426)				4,329,450

Capital Goods - 1.3%
BE Aerospace Inc. [8]	8.50	07/01/18	300	321,000
Bombardier Inc. [1,5]	7.75	03/15/20	300	322,500
CNH American LLC	7.25	01/15/16	300	309,750
Crown Cork & Seal Company Inc.	7.38	12/15/26	300	283,500
Mueller Water Products Inc.	7.38	06/01/17	150	126,375
Owens-Illinois Inc. [8]	7.80	05/15/18	400	428,000
Terex Corp.	10.88	06/01/16	300	331,500
Trinity Industries Inc.	6.50	03/15/14	250	255,625

Total Capital Goods
(Cost - $2,292,020)				2,378,250

Consumer Cyclical - 3.5%
ACE Hardware Corp. 1,[5,8]	9.13	06/01/16	400	420,000
Bumble Bee Foods LLC [1,5]	7.75	12/15/15	288	304,560
Collective Brands Inc.	8.25	08/01/13	355	360,325
Couche-Tard U.S. LP	7.50	12/15/13	400	406,500
DaVita Inc.	7.25	03/15/15	300	310,125
Ferrellgas Partners LP	8.63	06/15/20	300	309,750
FireKeepers Development Authority [1,5]	13.88	05/01/15	250	290,000
Freedom Group Inc. [1,5]	10.25	08/01/15	300	312,750
Levi Strauss & Co.	7.63	05/15/20	300	305,250
Limited Brands Inc. [8]	7.60	07/15/37	300	285,750
MGM Mirage Inc.	10.38	05/15/14	400	436,000
Phillips-Van Heusen Corp.	7.38	05/15/20	300	309,000
Pokagon Gaming Authority [1,5]	10.38	06/15/14	373	386,987
Pulte Group Inc.	6.38	05/15/33	300	234,000
Rite Aid Corp.	9.75	06/12/16	300	318,750
Royal Caribbean Cruises [8]	7.25	06/15/16	300	302,250
Seneca Gaming Corp. [8]	7.25	05/01/12	400	389,000
TRW Automotive Inc. [1,5]	7.00	03/15/14	300	309,000
TRW Automotive Inc. [1,5]	7.25	03/15/17	400	409,000

Total Consumer Cyclical
(Cost - $6,216,698)				6,398,997

Consumer Non-Cyclical - 1.9%
Acco Brands Corp.	10.63	03/15/15	300	330,000
Avis Budget Car Rental	9.63	03/15/18	300	313,500
B&G Foods Inc.	7.63	01/15/18	300	308,625
C&S Group Enterprises LLC [1,5]	8.38	05/01/17	300	287,250
Constellation Brands Inc. 8	7.25	05/15/17	400	419,000
Cott Beverages USA Inc. [1,5]	8.13	09/01/18	200	205,750
Deluxe Corp. [8]	7.38	06/01/15	400	406,000
Jarden Corp.	7.50	05/01/17	300	305,625
Stater Brothers Holdings	8.13	06/15/12	400	401,000
SUPERVALU Inc.	8.00	05/01/16	300	300,750

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
TreeHouse Foods Inc. [8]	7.75%	03/01/18	$250	$264,375

Total Consumer Non-Cyclical
(Cost - $3,493,225)				3,541,875

Energy - 3.7%
Arch Coal Inc. [8]	8.75	08/01/16	300	324,750
Chesapeake Energy Corp.	6.88	11/15/20	300	306,000
CONSOL Energy Inc. [1,5]	8.25	04/01/20	300	318,375
Crosstex Energy LP/Crosstex Energy Finance Corp.	8.88	02/15/18	300	309,750
Dynegy Holdings Inc.	7.75	06/01/19	150	96,750
Edison Mission Energy	7.00	05/15/17	150	102,375
El Paso Corp.	7.00	06/15/17	300	316,839
Frontier Oil Corp.	8.50	09/15/16	300	307,500
Hercules Offshore Inc. [1,5]	10.50	10/15/17	250	227,500
Hilcorp Energy I LP/Hilcorp Finance Co. [1,5]	8.00	02/15/20	300	306,000
Linn Energy LLC/Linn Energy Finance Corp. [1,5]	8.63	04/15/20	300	316,500
McJunkin Red Man Corp. [1,5]	9.50	12/15/16	165	145,612
Newfield Exploration Company	6.88	02/01/20	300	312,750
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC [1,5]	8.88	03/15/18	435	457,837
NRG Energy Inc.	8.50	06/15/19	300	308,250
Pioneer Natural Resources Co. [8]	6.65	03/15/17	300	313,216
Plains Exploration & Production Co. [8]	7.63	06/01/18	400	405,500
Quicksilver Resources Inc.	11.75	01/01/16	400	460,000
Range Resources Corp. [8]	7.50	05/15/16	400	416,000
SESI LLC [8]	6.88	06/01/14	400	402,000
The Williams Companies Inc. Credit Linked Certificate Trust V [1],[5,8]	6.38	10/01/10	250	250,758
Whiting Petroleum Corp.	7.25	05/01/13	400	407,240

Total Energy
(Cost - $6,637,840)				6,811,502

Finance & Investment - 0.2%
Ford Motor Credit Company LLC
(Cost $302,077 )	8.00	12/15/16	300	325,781

Media - 0.7%
CCO Holdings LLC/Cap Corp. 1,[5,8]	8.13	04/30/20	300	315,750
Lamar Media Corp.	6.63	08/15/15	400	400,000
Lin Television Corp.	6.50	05/15/13	300	296,250
Mediacom LLC/Mediacom Capital Corp.	9.13	08/15/19	300	300,000

Total Media
(Cost - $1,265,466)				1,312,000

Services Cyclical - 1.1%
AMC Entertainment Inc.	8.75	06/01/19	400	413,000
ARAMARK Corp.	8.50	02/01/15	400	412,500
FTI Consulting Inc. [8]	7.75	10/01/16	300	311,250
Iron Mountain Inc. [8]	8.38	08/15/21	500	531,250
United Rentals North America Inc.	9.25	12/15/19	300	318,750

Total Services Cyclical
(Cost - $1,905,999)				1,986,750

Services Non-Cyclical - 0.4%
HCA Inc. [8]	9.25	11/15/16	250	268,125
Service Corp. International [8]	6.75	04/01/16	400	410,000

Total Services Non-Cyclical
(Cost - $652,474)				678,125

See Notes to Portfolios of Investments.

HELIOS TOTAL RETURN FUND, INC.

Portfolio of Investments (Unaudited)

August 31, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Technology & Electronics - 0.2%
Freescale Semiconductor Inc. [1,5]
(Cost $304,947)	9.25%	04/15/18	$300	$300,750

Telecommunications - 1.5%
Cablevision Systems Corp. 1,[5,8]	8.63	09/15/17	400	436,000
Cincinnati Bell Inc.	8.25	10/15/17	400	392,000
Citizens Communications Co. [8]	7.13	03/15/19	300	295,500
Global Crossing Limited	12.00	09/15/15	300	333,000
Insight Communications [1,5]	9.38	07/15/18	105	110,250
PAETEC Holding Corp.	8.88	06/30/17	300	310,500
Qwest Capital Funding Inc. [8]	6.88	07/15/28	300	276,000
Tw Telecom Holdings Inc.	8.00	03/01/18	190	197,600
Windstream Corp. [8]	7.00	03/15/19	400	388,000

Total Telecommunications
(Cost - $2,665,311)				2,738,850

Total HIGH YIELD CORPORATE BONDS
(Cost - $29,865,483)				30,802,330

Short Term Investments - 0.2%
United States Treasury Bill [7],13
(Cost $349,749)	0.15	01/13/11	350	349,802

Total Investments - 137.0%
(Cost - $293,497,509)				249,293,667
Liabilities in Excess of Other Assets - (37.0)%				(67,341,501)

NET ASSETS - 100.0%				$181,952,166

See Notes to Portfolios of Investments.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2010, the total value of all such investments was as follows:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$16,497,569	25.60%
		Helios Total Return Fund, Inc.	45,550,532	25.03

2	—	Variable Rate Security - Interest rate shown is the rate in effect as of August 31, 2010.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date, the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2010 the total value of all such securities were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$683,341	1.07%
		Helios Total Return Fund, Inc.	3,702,946	2.00

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

9	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

10	—	Interest rate is based on the notional amount of the underlying mortgage pools.

11	—	Issuer is currently in default on its regularly scheduled interest payment.

12	—	Investment in subprime security. As of August 31, 2010, the total value of all such investments were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$9,000,317	14.15%
		Helios Total Return Fund, Inc.	14,665,963	8.06

13	—	Portion or entire principal amount delivered as collateral for open futures contracts.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information of securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	16,549,558	—	—	—	99,943	16,649,501
Level 3 – Significant Unobservable Inputs	—	14,102,434	44,440,742	7,913,557	—	66,456,733

Total	$16,549,558	$14,102,434	$44,440,742	$7,913,557	$99,943	$83,106,234

Liabilities	Other Financial Instruments*
Description:
Level 1 – Quoted Prices	$(22,996)
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(22,996)

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Total
Balance as of November 30, 2009	$17,767,832	$13,734,115	$10,864,441	$42,366,388
Accrued Discounts (Premiums)	60,041	679,019	(164,905)	574,155
Realized Gain (Loss)	(1,263,485)	(4,330,183)	(5,575,338)	(11,169,006)
Change in Unrealized Appreciation (Depreciation)	2,112,960	7,089,033	6,773,394	15,975,387
Net Purchases (Sales)	(4,574,914)	27,268,758	(3,984,035)	18,709,809
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of August 31, 2010	$14,102,434	$44,440,742	$7,913,557	$66,456,733

Change in unrealized gains or losses relating to assets still held at reporting date	$1,844,925	$4,570,591	$1,929,370	$8,344,886

*Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage Backed Securities	Non-Agency Residential Mortgage Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	35,240,571	—	—	—	29,323	23,318,450	349,802	58,938,146
Level 3 – Significant Unobservable Inputs	—	41,290,010	111,524,188	23,346,623	6,710,820	7,483,880	—	190,355,521

Total	$35,240,571	$41,290,010	$111,524,188	$23,346,623	$6,740,143	$30,802,330	$349,802	$249,293,667

Liabilities	Other Financial Instruments*
Description:
Level 1 – Quoted Prices	$(115,796)
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(115,796)

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2009	$41,171,433	$22,967,873	$18,692,288	$9,889,467	$4,663,637	$97,384,698
Accrued Discount (Premium)	68,291	1,316,601	(157,369)	(1,698,378)	(7,646)	(478,501)
Realized Gain (Loss)	(3,173,922)	(4,496,068)	(4,284,827)	(217,234)	39,488	(12,132,563)
Change in Unrealized Appreciation (Depreciation)	6,377,005	13,155,036	6,392,507	(17,150)	19,094	25,926,492
Net Purchases (Sales)	(3,152,797)	78,580,746	2,704,024	(1,245,885)	2,513,544	79,399,632
Net transfers in and/or out of Level 3	—	—	—	—	255,763	255,763

Balance as of August 31, 2010	$41,290,010	$111,524,188	$23,346,623	$6,710,820	$7,483,880	$190,355,521

Change in unrealized gains or losses relating to assets still held at reporting date	$5,836,877	$7,934,155	$3,297,978	$(99,997)	$74,554	$17,043,567

*	Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at August 31, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$109,940,000	$4,650,841	$(31,484,607)	$(26,833,766)
Helios Total Return Fund, Inc.	293,497,509	13,887,606	(58,091,448)	(44,203,842)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

At August 31, 2010, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$1,432,000	Credit Suisse, 0.33%, dated 07/08/10, maturity date 10/07/10	$1,433,195
4,312,000	Credit Suisse, 1.50%, dated 07/13/10, maturity date 10/13/10	4,328,529
843,313	Credit Suisse, 1.75%, dated 08/24/10, maturity date 11/18/10	846,838
12,402,000	Goldman Sachs, 0.31%, dated 08/19/10, maturity date 10/19/10	12,408,514
2,361,000	JP Morgan Chase, 1.35%, dated 08/09/10, maturity date 10/14/10	2,366,749
1,315,737	JP Morgan Chase, 1.35%, dated 08/17/10, maturity date 11/16/10	1,320,227
3,045,175	JP Morgan Chase, 1.53%, dated 07/13/10, maturity date 10/14/10	3,057,082
2,727,200	JP Morgan Chase, 1.85%, dated 08/17/10, maturity date 11/16/10	2,739,953

$28,438,425	Maturity Amount, Including Interest Payable	$28,501,087

	Market Value of Assets Sold Under Agreements	$33,916,258

	Weighted Average Interest Rate	0.95%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$934,106	Barclays, 1.00%, dated 07/13/10, maturity date 09/15/10	$935,767
1,288,825	Barclays, 1.00%, dated 07/13/10, maturity date 09/16/10	1,291,116
1,947,291	Barclays, 1.00%, dated 07/15/10, maturity date 09/20/10	1,950,915
1,862,131	Barclays, 1.05%, dated 07/13/10, maturity date 09/15/10	1,865,607
3,113,000	Barclays, 1.80%, dated 08/30/10, maturity date 11/29/10	3,127,140
8,116,000	Credit Suisse, 0.33%, dated, 07/08/10, maturity date 10/07/10	8,122,770
12,030,000	Credit Suisse, 1.50%, dated 07/13/10, maturity date 10/13/10	12,076,115
1,293,625	Credit Suisse, 1.75%, dated 08/24/10, maturity date 11/18/10	1,299,033
10,075,000	Goldman Sachs, 0.31%, dated 08/19/10, maturity date 10/19/10	10,080,292
426,300	JP Morgan Chase, 1.02%, dated 07/13/10, maturity date 09/15/10	427,073
715,425	JP Morgan Chase, 1.02%, dated 07/13/10, maturity date 09/16/10	716,722
201,000	JP Morgan Chase, 1.02%, dated 07/15/10, maturity date 09/20/10	201,382
19,676,685	JP Morgan Chase, 1.53%, dated 07/13/10, maturity date 10/14/10	19,753,621
8,249,000	JP Morgan Chase, 1.79%, dated 08/27/10, maturity date 11/16/10	8,282,248

$69,928,388	Maturity Amount, Including Interest Payable	$70,129,801

	Market Value of Assets Sold Under Agreements	$86,691,057

	Weighted Average Interest Rate	1.20%

The average daily balances of reverse repurchase agreements outstanding during the period ended August 31, 2010, was approximately $24,663,974 at a weighted average interest rate of 0.70% for Helios Strategic Mortgage Income Fund and approximately $49,074,025 at a weighted average interest rate of 0.84% for Helios Total Return Fund.

The maximum amounts of reverse repurchase agreements outstanding at any time during the period was $29,371,662, which was 31.75% of total assets for Helios Strategic Mortgage Income Fund, and $70,012,747, which was 27.82% of total assets for Helios Total Return Fund.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of August 31, 2010, the following futures contracts were outstanding for Helios Strategic Mortgage Income Fund.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2010	Unrealized Appreciation
$3,900,000	5 Year U.S. Treasury Note	December 2010	$4,680,926	$4,692,492	$11,566
2,400,000	10 Year U.S. Treasury Note	December 2010	3,003,570	3,015,000	11,430

$6,300,000			7,684,496	$7,707,492	$22,996

As of August 31, 2010, the following futures contracts were outstanding for Helios Total Return Fund:

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at August 31, 2010	Unrealized Appreciation
$15,600,000	5 Year U.S. Treasury Note	December 2010	$18,723,705	$18,769,969	$46,264
14,600,000	10 Year U.S. Treasury Note	December 2010	18,271,718	18,341,250	69,532

$30,200,000			36,995,423	$37,111,219	$115,796

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at August 31, 2010 for the Helios Total Return Fund were as follows:

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	5.00%	$13,000,000	$13,799,410

Sales:

Security Name	Interest Rate	Principal Amount	Current Receivable
Federal National Mortgage Association	5.00%	$5,800,000	$6,161,191

There were no TBA transactions outstanding at August 31, 2010 for the Helios Strategic Mortgage Income Fund.

The following table sets forth the fair value of the Funds’ derivative instruments:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of August 31, 2010	Average Notional Amount
Liabilities
Futures Contracts	Unrealized depreciation on investment transactions and futures transactions	$(22,996)	$3,336,761

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of August 31, 2010	Average Notional Amount
Liabilities
Futures Contracts	Unrealized depreciation on investment transactions and futures transactions	$(115,796)	$10,069,139

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Designation of Restricted Illiquid Securities

From time to time, the Funds may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2010, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75%	06/25/35	05/23/05	$917,658	$11,871	0.02%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75	06/25/35	05/23/05	12,555	—	0.00
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.78	09/10/45	04/06/06	1,001,450	10,500	0.02
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	2,712,966	75,000	0.12
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	1,018,717	30,992	0.05
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,041,562	201,626	0.32
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.66	01/15/46	02/27/06	945,465	28,275	0.04
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	3,021,322	44,550	0.07
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	480,530	6,413	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	524,493	4,238	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.73	02/15/39	03/07/06	2,161,022	147,375	0.23
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	364,235	18,398	0.03
GE Capital Commercial Mortgage Corp. Series 2002-2A, Class G	6.04	08/11/36	08/07/02	2,999,580	3,014,430	4.74
GE Capital Commercial Mortgage Corp. Series 2002-2A, Class H	6.31	08/11/36	08/07/02	1,999,616	1,914,800	3.01
Green Tree Series 2008-MH1, Class A3	8.97	04/25/38	02/20/09- 03/03/09	982,097	1,305,476	2.05
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	383,921	22,056	0.03

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1, Class G	5.66%	10/15/37	09/24/03	$1,600,560	$985,666	1.55%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.72	12/12/44	03/02/06	1,214,451	5,450	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	512,772	30,000	0.05
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	1,718,537	16,911	0.03
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1, Class D	6.53	06/15/43	06/11/10	999,423	1,063,988	1.67
Morgan Stanley Capital I Series 2004-HQ4, Class G	5.52	04/14/40	03/01/06	979,626	380,000	0.60
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class F	6.13	11/13/36	07/08/10	615,384	633,795	1.00
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class G	6.40	11/13/36	07/08/10	936,760	955,300	1.50
Resix Finance Limited Credit-Linked Note Series 2003-CB1, Class B8	7.04	06/10/35	12/22/04	513,228	263,183	0.41
Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	11.79	02/10/36	03/09/04	368,558	117,607	0.18
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	5.04	02/10/36	05/21/04	606,884	161,128	0.25
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.54	02/10/36	05/21/04	929,662	275,180	0.43
Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	3.79	09/10/36	09/23/04	802,206	248,203	0.39
Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.39	09/10/37	09/09/05	1,844,955	139,110	0.22
Vornado DP LLC Series 2010-VNO, Class D	6.36	09/13/28	08/10/10	240,007	248,648	0.39
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.68	10/15/41	01/19/05	1,985,616	704,094	1.11
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,612,429	53,640	0.08

					$13,117,903	20.62%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Anthracite CDO I Limited Series 2002-CIBA, Class CFL	1.51%	05/24/37	05/14/02	$5,000,000	$3,000,000	1.65%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75	06/25/35	05/23/05	1,835,315	23,741	0.01

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75%	06/25/35	05/23/05	$24,955	$—	0.00%
Banc of America Commercial Mortgage Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	297,446	18,838	0.01
Banc of America Commercial Mortgage Inc. Series 2007-2, Class K	5.88	04/10/49	05/24/07	4,521,610	125,000	0.07
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.62	03/11/39	03/08/06	1,609,946	311,603	0.17
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	6.17	09/11/42	10/11/07	224,965	55,266	0.03
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.66	01/15/46	02/27/06	945,465	28,275	0.02
Commercial Mortgage Pass Through Certificates Class 2001-J2A, Class EIO	3.87	07/16/34	09/26/01	1,901,530	2,089,640	1.15
Commercial Mortgage Lease-Backed Certificate Series 2001-CMLB, Class A1	6.75	06/20/31	01/29/01	1,243,089	1,385,662	0.76
Credit Suisse First Boston Mortgage Securites Corp. Series 2004-C5, Class J	4.65	11/15/37	12/16/04	918,139	244,315	0.13
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.29	09/15/39	09/21/06	5,035,536	74,250	0.04
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	640,706	8,550	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	699,943	5,655	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.73	02/15/39	03/07/06	4,321,128	294,687	0.16
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	579,966	475,199	0.26
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	313,897	5,846	0.00
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45	07/25/35	06/28/05	95,292	930	0.00
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,199	162,189	0.09
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1, Class X1	1.94	05/10/36	05/22/03	2,479,036	2,532,955	1.39
GS Mortgage Securities Corp. II Series 2001-ROCK, Class X1	0.36	05/03/18	05/22/01	209,624	212,692	0.12
Green Tree Series 2008-MH1, Class A3	8.97	04/25/38	02/20/09- 03/03/09	2,516,167	3,344,275	1.84
Harborview Mortgage Loan Trust Series 2005-9, Class B11	2.02	06/20/35	10/03/07	641,471	36,852	0.02

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.72%	12/12/44	03/02/06	$2,306,555	$10,350	0.01%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.91	06/12/47	10/11/07	1,025,544	60,000	0.03
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	6.01	06/15/49	06/28/07	475,548	12,775	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	6.01	06/15/49	06/28/07	858,811	8,451	0.00
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2010-C1, Class D	6.53	06/15/43	06/11/10	2,816,555	2,998,512	1.65
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,993,708	2,756,000	1.52
LNR CDO V Limited Series 2007-1A, Class F	1.71	12/26/49	02/27/07	3,750,000	—	0.00
Morgan Stanley Capital I Series 2006-T21, Class H	5.48	10/12/52	04/06/06	1,406,810	248,748	0.14
Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53	10/15/42	05/24/06	225,980	6,272	0.00
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class F	6.13	11/13/36	07/08/10	1,814,476	1,868,760	1.03
Morgan Stanley Dean Witter Capital I Series 2003-TOP9, Class G	6.40	11/13/36	07/08/10	2,743,541	2,797,840	1.54
Morgan Stanley Capital I Series 2007-T27, Class G	5.80	06/11/42	07/19/07	432,446	55,110	0.03
1345 Avenue of the Americas & Park Avenue Plaza Trust Series 2005-1, Class A3	5.28	08/10/35	08/24/10	2,296,910	2,291,405	1.26
RESI Finance LP Series 2004-B, Class B5	1.84	02/10/36	05/21/04	2,652,141	1,458,678	0.80
Residential Funding Mortgage Securities I, Inc. Series 2003-S2, Class B1	5.75	02/25/33	10/25/07	205,002	77,444	0.04
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	7.04	06/10/35	12/22/04	1,031,588	526,366	0.29
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	6.04	12/10/35	11/19/03	1,340,999	576,630	0.32
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.79	02/10/36	03/09/04	644,976	205,812	0.11
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.79	09/10/36	09/23/04	1,203,310	372,304	0.20
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.39	09/10/37	09/09/05	3,689,910	278,219	0.15
Vornado DP LLC Series 2010-VNO, Class D	6.36	09/13/28	08/10/10	680,020	704,502	0.39

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

August 31, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class IO1	1.75%	11/15/34	10/30/02	$1,849,004	$1,875,532	1.03%
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.68	10/15/41	01/19/05	3,971,232	1,408,188	0.77
WaMu Mortgage Pass Through Certificates Series 2003-S1, Class B4	5.50	04/25/33	10/25/07	201,431	108,871	0.06

					$35,143,189	19.31%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS TOTAL RETURN FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: October 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: October 15, 2010

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: October 15, 2010